Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(4) ($)	Value of Initial Fixed $100 Investment Based On:		Net Earnings Attributable to Vulcan (in millions)(7) ($)	Adjusted EBITDA (in millions)(8) ($)
					Total Shareholder Return(5) ($)	Peer Group Total Shareholder Return(6) ($)

2025	14,699,497	21,798,649	5,409,285	7,081,408	200.02	130.99	1,076.7	2,323.6
2024	12,860,753	23,941,402	4,311,742	6,941,396	127.02	97.98	911.9	2,057.2
2023	13,530,753	30,449,512	4,647,878	8,123,894	157.05	113.75	933.2	2,011.3
2022	10,081,539	9,719,655	2,851,513	2,420,972	125.10	115.86	575.6	1,625.6
2021	10,420,114	20,186,426	3,084,236	4,984,584	146.95	143.00	670.8	1,451.3

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Hill (our Chief Executive Officer and principal executive officer (PEO)) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Summary Compensation Table.” The dollar amounts reported in this column represent the average of the amounts reported for the company’s NEOs as a group (excluding Mr. Hill) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Hill) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Mary Andrews Carlisle, Tom Baker, David Clement and Ronnie Pruitt; (ii) for 2024 and 2023, Mary Andrews Carlisle, Tom Baker, Stan Bass and Ronnie Pruitt; (iii) for 2022, Mary Andrews Carlisle, Tom Baker, Stan Bass, Denson Franklin and Suzanne Wood; (iv) for 2021, Suzanne Wood, Tom Baker, Stan Bass and Denson Franklin.
PEO Total Compensation Amount	$ 14,699,497	$ 12,860,753	$ 13,530,753	$ 10,081,539	$ 10,420,114
PEO Actually Paid Compensation Amount	$ 21,798,649	23,941,402	30,449,512	9,719,655	20,186,426
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Hill, as computed in accordance with Item 402(v). The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Hill during the applicable year. In accordance with the requirements of Item 402(v) (including subsequent SEC interpretive guidance), the following adjustments were made to Mr. Hill’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Reported Change in the Actuarial Present Value of Pension Benefits(c) ($)	Compensation Actually Paid to PEO ($)

2025	14,699,497	(9,882,801)	16,961,644	20,309	21,798,649
2024	12,860,753	(8,521,157)	19,326,347	275,459	23,941,402
2023	13,530,753	(7,843,140)	24,689,894	72,005	30,449,512
2022	10,081,539	(6,786,351)	5,414,863	1,009,604	9,719,655
2021	10,420,114	(6,488,720)	15,900,351	354,681	20,186,426
(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments

2025	15,012,456	(1,977,591)	—	3,926,779	—	16,961,644
2024	13,278,572	244,621	—	5,803,154	—	19,326,347
2023	14,152,129	2,449,719	—	8,088,046	—	24,689,894
2022	7,189,506	(3,913,574)	—	2,138,931	—	5,414,863
2021	9,191,895	314,887	—	6,393,569	—	15,900,351
	(c)The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.
Non-PEO NEO Average Total Compensation Amount	$ 5,409,285	4,311,742	4,647,878	2,851,513	3,084,236
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,081,408	6,941,396	8,123,894	2,420,972	4,984,584
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Hill), as computed in accordance with Item 402(v). The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Hill) during the applicable year. In accordance with the requirements of Item 402(v) (including subsequent SEC interpretive guidance), the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Hill) for each year to determine the compensation actually paid, using the same methodology described in footnote 2 above:

Year	Average Reported Summary Compensation Table Total fo Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments(a) ($)	Average Reported Change in the Actuarial Present Value of Pension Benefits ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2025	5,409,285	(3,368,947)	5,046,906	(5,836)	7,081,408
2024	4,311,742	(2,324,959)	4,913,803	40,810	6,941,396
2023	4,647,878	(2,506,389)	5,987,090	(4,685)	8,123,894
2022	2,851,513	(1,534,520)	996,797	107,182	2,420,972
2021	3,084,236	(1,410,634)	3,283,822	27,160	4,984,584
(a)The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Average Equity Award Adjustments

2025	4,647,522	(343,927)	—	743,312	—	5,046,906
2024	3,605,010	(343,166)	—	1,651,959	—	4,913,803
2023	4,055,683	554,178	—	1,377,229	—	5,987,090
2022	1,538,909	(850,994)	—	308,882	—	996,797
2021	1,997,988	429,843	—	855,991	—	3,283,822

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Adjusted EBITDA
Aggregates Cash Gross Profit per Ton
EBITDA Economic Profit (EBITDA EP)

Total Shareholder Return Amount	$ 200.02	127.02	157.05	125.10	146.95
Peer Group Total Shareholder Return Amount	130.99	97.98	113.75	115.86	143.00
Net Income (Loss)	$ 1,076,700,000	$ 911,900,000	$ 933,200,000	$ 575,600,000	$ 670,800,000
Company Selected Measure Amount	2,323,600,000	2,057,200,000	2,011,300,000	1,625,600,000	1,451,300,000
PEO Name	Mr. Hill
Additional 402(v) Disclosure	TSR is calculated by taking the difference between the ending value of the investment, which includes reinvestment of dividends, less the value at the beginning of the measurement period divided by the value at the beginning of the measurement period. Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the peer group selected by the Compensation & Human Capital Committee for purposes of benchmarking compensation, which included the following 24 companies for 2025: Air Products and Chemicals, Inc.; Albemarle Corporation; Allison Transmission Holdings, Inc.; Ball Corporation; Cabot Corporation; Celanese Corporation; CF Industries Holdings, Inc.; Dover Corporation; Eagle Materials Inc.; Eastman Chemical Company; Ecolab Inc.; FMC Corporation; Fortune Brands Home & Security, Inc.; Lennox International Inc.; Martin Marietta Materials, Inc.; Masco Corporation; NewMarket Corporation; Newmont Corporation; Owens Corning; Packaging Corporation of America; Summit Materials, Inc.; The Mosaic Company; The Timken Company; and Westlake Corporation. For 2025, Minerals Technologies Inc. was removed from the peer group for pre-established revenue and market capitalization comparability reasons. For 2023, Albemarle Corporation and FMC Corporation were added to our peer group and Armstrong World Industries, Inc. and Cleveland-Cliffs, Inc. were removed from the peer group for pre-established revenue comparability reasons. U.S. Concrete, Inc. and W.R. Grace & Co. were removed from our peer group for 2023 due to their recent acquisitions. The dollar amounts reported represent the net earnings attributable to Vulcan reflected in the company’s audited consolidated financial statements for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA, a non-GAAP financial measure, is Earnings Before Interest, Taxes, Depreciation and Amortization adjusted for certain items to provide a more consistent comparison of earnings performance from period to period. We provide a reconciliation of Adjusted EBITDA to the most directly comparable GAAP financial measure in Annex A to this proxy statement. While the company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the company’s compensation programs, the company has determined that Adjusted EBITDA is the financial performance measure that, in the company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to company performance.
Measure:: 2
Pay vs Performance Disclosure
Name	Aggregates Cash Gross Profit per Ton
Measure:: 3
Pay vs Performance Disclosure
Name	EBITDA Economic Profit (EBITDA EP)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 20,309	$ 275,459	$ 72,005	$ 1,009,604	$ 354,681
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,882,801)	(8,521,157)	(7,843,140)	(6,786,351)	(6,488,720)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,961,644	19,326,347	24,689,894	5,414,863	15,900,351
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,012,456	13,278,572	14,152,129	7,189,506	9,191,895
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,977,591)	244,621	2,449,719	(3,913,574)	314,887
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,926,779	5,803,154	8,088,046	2,138,931	6,393,569
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,836)	40,810	(4,685)	107,182	27,160
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,368,947)	(2,324,959)	(2,506,389)	(1,534,520)	(1,410,634)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,046,906	4,913,803	5,987,090	996,797	3,283,822
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,647,522	3,605,010	4,055,683	1,538,909	1,997,988
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(343,927)	(343,166)	554,178	(850,994)	429,843
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	743,312	1,651,959	1,377,229	308,882	855,991
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0